ACQUISITIONS (Details 2) (USD $)		0 Months Ended
	Dec. 31, 2012	Apr. 13, 2011 NGAS Resources, Inc.
Purchase price and fair value of net assets acquired
Cash		$ 15,300,000
Debt assumed		53,100,000
Common stock issued as consideration (in shares)		6,986,104
Common stock issued as consideration		55,800,000
Warrant liability		1,200,000
Warrants outstanding and exercisable (in warrants)	138,388	138,388
Fair value of total purchase price:
Common stock issued in connection with acquisition		53,017,000
Common stock issued in connection with acquisition (in shares)		6,635,478
Business acquisition stock price (in dollars per share)		$ 7.99
Senior credit facility paid off at closing		33,282,000
NGAS 6% convertible notes paid off in cash at closing		13,683,000
Interest rate (as a percent)		6.00%
Contract payment in cash		12,929,000
Other long-term debt assumed		6,160,000
350,626 shares of common stock issued for change in control payments at $7.99 per share		2,802,000
Common stock issued for change in control payments		350,626
Tax on change of control payments paid in cash		1,363,000
Common stock warrants settled in cash		1,044,000
Common stock warrants issued in conversion of NGAS warrants		190,000
Total		124,470,000
Amounts recognized for assets acquired and liabilities assumed:
Working capital deficit		(11,028,000)
Oil and gas properties		135,121,000
Equipment and other fixed assets		9,055,000
Asset retirement obligation		(8,678,000)
Total		124,470,000
Working capital deficit assumed:
Cash		1,908,000
Accounts receivable		3,662,000
Prepaid Expenses		416,000
Inventory		278,000
Accounts payable		(9,009,000)
Revenue payable		(1,547,000)
Payroll tax payable		(206,000)
Advances		(3,751,000)
Deferred compensation		(379,000)
Accrued Liabilities		(2,400,000)
Total working capital deficit assumed		$ (11,028,000)